Exhibit 99.10

Data Compare Summary (Total)
Run Date - 5/28/2024 2:35:12 PM
Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
City	0	23	0.00%	23
State	0	23	0.00%	23
Zip	0	23	0.00%	23
Note Date	0	23	0.00%	23
Original Loan Amount	0	23	0.00%	23
Original Term	0	23	0.00%	23
Original Interest Rate	0	23	0.00%	23
Borrower Qualifying FICO	1	23	4.35%	23
Coborrower Qualifying FICO	1	11	9.09%	23
Amortization Type	0	23	0.00%	23
Representative FICO	1	23	4.35%	23
Lien Position	0	23	0.00%	23
Occupancy	0	22	0.00%	23
Purpose	0	23	0.00%	23
Appraised Value	0	22	0.00%	23
Original CLTV	0	23	0.00%	23
Original LTV	0	23	0.00%	23
Origination Channel	0	23	0.00%	23
Appraisal Effective Date	0	23	0.00%	23
Investor: Qualifying Total Debt Ratio	1	23	4.35%	23
Initial Rate Lock Date	4	23	17.39%	23
Interest Only	0	1	0.00%	23
Contract Sales Price	0	1	0.00%	23
Balloon Flag	0	1	0.00%	23
LTV Valuation Value	0	1	0.00%	23
Total	8	473	1.69%	23